UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2009
                                               --------------------

Check here if Amendment [    ]; Amendment Number:  __

This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                      Place                   Date of Signing
 /S/ JEFFREY L. BERKOWITZ              NEW YORK, NY           NOVEMBER 16, 2009
 ------------------------              ------------           -----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                0
                                                  -

Form 13F Information Table Entry Total:          86
                                                 --

Form 13F Information Table Value Total:     $ 76,100
                                            (thousands)



List of Other Included Managers:

None



                   BERKOWITZ CAPITAL PARTNERS, L.P. Form 13F INFORMATION TABLE (9/30/09)


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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
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
ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101       2,795     75,000    SH             SOLE             75,000
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ACCENTURE PLC IRELAND         SHS CLASS A    G1151C101       52        20,000         CALL
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ADOBE SYS INC                 COM            00724F101       5         25,000         CALL
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ADVANCED MICRO DEVICES INC    COM            007903107       849       150,000   SH             SOLE             150,000
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AFFILIATED COMPUTER SERVICES  CL A           008190100       49        50,000         CALL
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BMC SOFTWARE INC              COM            055921100       195       75,000         PUT
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BRINKER INTERNATIONAL INC     COM            109641100       1,966     125,000   SH             SOLE             125,000
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BROCADE COMMUNICATIONS SYS INCCOM NEW        111621306       1,179     150,000   SH             SOLE             150,000
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CATERPILLAR INC DEL           COM            149123101       77        30,000         CALL
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CAVIUM NETWORKS INC           COM            14965A101       1,932     90,000    SH             SOLE             90,000
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CBS CORP                      CL B           124857202       2,109     175,000   SH             SOLE             175,000
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COMMVAULT SYSTEMS INC         COM            204166102       482       45,000         CALL
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COMMVAULT SYSTEMS INC         COM            204166102       161       115,000        CALL
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COMMVAULT SYSTEMS INC         COM            204166102       519       25,000    SH             SOLE             25,000
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COSTCO WHOLESALE CORP         COM            22160K105       2,819     50,000    SH             SOLE             50,000
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DEERE & COMPANY               COM            244199105       68        25,000         PUT
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DEUTSCHE BANK AG              NAMEN AKT      D18190898       114       25,000         PUT
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DOW CHEMICAL CO               COM            260543103       2,086     80,000    SH             SOLE             80,000
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DOW CHEMICAL CO               COM            260543103       34        20,000         CALL
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DREAMWORKS ANIMATION INC      CL A           26153C103       889       25,000    SH             SOLE             25,000
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EBAY INC                      COM            278642103       5,900     250,000   SH             SOLE             250,000
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EBAY INC                      COM            278642103       102       80,000         CALL
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EBAY INC                      COM            278642103       151       175,000        CALL
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EBAY INC                      COM            278642103       29        125,000        CALL
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EMC CORP                      COM            268648102       682       40,000    SH             SOLE             40,000
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FEDERAL EXPRESS CORP          COM            31428X106       752       10,000    SH             SOLE             10,000
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FEDERAL EXPRESS CORP          COM            31428X106       45        20,000         CALL
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FORD MOTOR CO DEL             COM            345370860       2,884     400,000   SH             SOLE             400,000
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FORD MOTOR CO DEL             COM            345370860       44        550,000        CALL
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FORD MOTOR CO DEL             COM            345370860       43        100,000        CALL
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FREEPORT MCM COP              COM            35671D857       358       50,000         PUT
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GAP INC                       COM            364760108       2,675     125,000   SH             SOLE             125,000
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INFORMATICA CORP              COM            45666Q102       51        60,000         CALL
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INTL BUSINESS MACHINES CORP   COM            459200101       8,373     70,000    SH             SOLE             70,000
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INTL BUSINESS MACHINES CORP   COM            459200101       243       90,000         CALL
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ISHARES RUSSELL               RUSSELL 2000   464287630       116       120,000        PUT
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ISHARES RUSSELL               RUSSELL 2000   464287630       90        50,000         PUT
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ISHARES RUSSELL               RUSSELL 2000   464287630       239       100,000        PUT
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J C PENNEY CO INC             COM            708160106       2,531     75,000    SH             SOLE             75,000
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LAMAR ADVERTISING CO          CL A           512815101       116       40,000         CALL
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LAMAR ADVERTISING CO          CL A           512815101       686       25,000    SH             SOLE             25,000
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MELCO PBL ENTMT MACAU LTD     ADR            585464100       348       50,000    SH             SOLE             50,000
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MOSAIC CO                     COM            61945A107       64        40,000         CALL
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MOSAIC CO                     COM            61945A107       11        60,000         CALL
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POWERSHARES QQQ TRUST         UNIT SER 1     73935A104       86        200,000        PUT
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POWERSHARES QQQ TRUST         UNIT SER 1     73935A104       320       435,000        PUT
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POWERSHARES QQQ TRUST         UNIT SER 1     73935A104       123       100,000        PUT
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NVIDIA CORP                   COM            67066G104       2,630     175,000   SH             SOLE             175,000
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PRICELINE                     COM NEW        741503403       167       10,000         CALL
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POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL 73936D107       135       135,000        CALL
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RED HAT INC                   COM            756577102       2,764     100,000   SH             SOLE             100,000
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RED HAT INC                   COM            756577102       210       75,000         CALL
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RESEARCH IN MOTION LTD        COM            760975102       1,691     25,000    SH             SOLE             25,000
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SPDR TR                       UNIT SER 1     78462F103       147       170,000        PUT
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SPDR TR                       UNIT SER 1     78462F103       208       155,000        PUT
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SPDR TR                       UNIT SER 1     78462F103       220       130,000        PUT
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SPDR TR                       UNIT SER 1     78462F103       178       85,000         PUT
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SPDR TR                       UNIT SER 1     78462F103       452       175,000        PUT
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SALESFORCE COM INC            COM            79466L302       1,139     20,000    SH             SOLE             20,000
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SAP AG                        SPON ADR       803054204       30        50,000         CALL
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SAP AG                        SPON ADR       803054204       4,154     85,000    SH             SOLE             85,000
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SCRIPPS NETWORKS INTERACTIVE  CL A COM       811054402       1,109     30,000    SH             SOLE             30,000
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STEC INC                      COM            784774101       117       30,000         CALL
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STEC INC                      COM            784774101       143       100,000        CALL
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TIBCO SOFTWARE INC            COM            88632Q103       712       75,000    SH             SOLE             75,000
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TIBCO SOFTWARE INC            COM            88632Q103       30        150,000        CALL
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UNITED PARCEL                 CL B           911312106       4         25,000         CALL
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VERISIGN INC                  COM            92343E102       5,923     250,000   SH             SOLE             250,000
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VERISIGN INC                  COM            92343E102       260       200,000        CALL
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VERISIGN INC                  COM            92343E102       175       125,000        CALL
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VERISIGN INC                  COM            92343E102       34        450,000        PUT
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VERISIGN INC                  COM            92343E102       255       170,000        CALL
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VERISIGN INC                  COM            92343E102       49        150,000        PUT
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VIACOM INC                    CL B           92553P201       3,645     130,000   SH             SOLE             130,000
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VIACOM INC                    CL B           92553P201       128       40,000         CALL
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VMWARE INC                    CL A COM       928563402       402       10,000    SH             SOLE             10,000
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WEBMD HEALTH CORP             CL A           94770V102       497       15,000    SH             SOLE             15,000
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WELLS FARGO                   COM            949746101       10        65,000         PUT
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WELLS FARGO                   COM            949746101       68        80,000         PUT
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WHIRLPOOL CORP                COM            963320106       266       45,000         PUT
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YAHOO INC                     COM            984332106       2,239     125,700   SH             SOLE             125,700
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YAHOO INC                     COM            984332106       116       75,000         CALL
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YAHOO INC                     COM            984332106       190       100,000        CALL
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YAHOO INC                     COM            984332106       86        180,000        CALL
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YINGLI GREEN ENE              ADR            98584B103       39        35,000         CALL
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YINGLI GREEN ENE              ADR            98584B103       42        130,000        CALL
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                                                             76,100